Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance expenses:
Bank commissions	$ 18	$ 28	$ 27
Financial expenses from defined benefit plans			12
Interest expenses from IFRS 15 implementation	427
Net loss from exchange rate fluctuations	115	588	16
Other loss from long-term investment revaluation	644	5
Finance expenses	(1,204)	(621)	(55)
Finance income:
Interest income on bank deposits	(51)	(69)	(89)
Net change in fair value warrants exercisable into shares		(564)	(285)
Finance income	51	633	374
Total finance income and expenses	$ 1,153	$ (12)	$ (319)